Consolidated Statements of Changes in Equity - USD ($)	Special Voting Preferred Stock	Common	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Akerna Shareholders’ Equity	Noncontrolling Interest in Consolidated Subsidiary	Total
Balance at Jun. 30, 2018		$ 492	$ 14,563,102		$ (13,163,531)	$ 1,400,063		$ 1,400,063
Balance, shares at Jun. 30, 2018		4,922,650
Issuance of common stock		$ 110	9,999,890			10,000,000		10,000,000
Issuance of common stock, shares		1,099,376
Issuance of common stock in connection with reverse merger		$ 388	18,878,387			18,878,775		18,878,775
Issuance of common stock in connection with reverse merger, shares		3,880,282
Issuance of common stock for compensation in connection with reverse merger		$ 50	3,393,231			3,393,281		3,393,281
Issuance of common stock for compensation in connection with reverse merger, shares		498,073
Stock-based compensation amortization			490,830			490,830		490,830
Common stock issued upon cashless exercise of options		$ 19	(19)
Common stock issued upon cashless exercise of options, shares		189,365
Net loss					(12,403,215)	(12,403,215)		(12,403,215)
Balance at Jun. 30, 2019		$ 1,059	47,325,421		(25,566,746)	21,759,734		21,759,734
Balance, shares at Jun. 30, 2019		10,589,746
Amortization of stock-based compensation			161,165			161,165		161,165
Cash received in connection with exercise of warrants		$ 37	4,242,417			4,242,454
Cash received in connection with exercise of warrants, shares		368,910
Net loss					(2,326,332)	(2,326,332)		(2,326,332)
Balance at Sep. 30, 2019		$ 1,096	51,729,003		(27,893,078)	23,837,021		23,837,021
Balance, shares at Sep. 30, 2019		10,958,656
Balance at Jun. 30, 2019		$ 1,059	47,325,421		(25,566,746)	21,759,734		21,759,734
Balance, shares at Jun. 30, 2019		10,589,746
Stock-based compensation amortization			1,253,234			1,253,234		1,253,234
Common stock issued upon warrant exercise		$ 37	4,247,028			4,247,065		4,247,065
Common stock issued upon warrant exercise, shares		369,311
Common stock issued in business combinations		$ 230	20,081,236			20,081,466		20,081,466
Common stock issued in business combinations, shares		2,299,650
Noncontrolling interest in acquired subsidiary							5,554,011	5,554,011
Forfeitures of restricted shares		$ (5)	5
Forfeitures of restricted shares, shares		(54,901)
Change in fair value of Convertible Notes				63,000		63,000		63,000
Net loss					(15,534,345)	(15,534,345)	(849,759)	(16,384,104)
Balance at Jun. 30, 2020		$ 1,321	72,906,924	63,000	(41,101,091)	31,870,154	4,704,252	31,870,154
Balance, shares at Jun. 30, 2020		13,203,806
Special voting preferred stock issued in business combination	25,203,490					25,203,490		25,203,490
Conversion of Exchangeable Shares to common stock	(4,798,271)	$ 63	4,798,208
Conversion of Exchangeable Shares to common stock, shares		627,225
Acquisition of noncontrolling interest		$ 80	4,695,357			4,695,437	(4,695,437)
Acquisition of noncontrolling interest, shares		800,000
Amortization of stock-based compensation			764,351			764,351		764,351
Restricted stock unit vesting
Restricted stock unit vesting, shares		3,025
Issuance of common stock in connection with reverse merger								25,200,000
Change in fair value of Convertible Notes				(70,000)		(70,000)		(70,000)
Net loss					(4,741,876)	(4,741,876)	(8,815)	(4,750,691)
Balance at Sep. 30, 2020	$ 20,405,219	$ 1,464	$ 83,164,840	$ (7,000)	$ (45,842,967)	$ 57,721,556		$ 57,721,556
Balance, shares at Sep. 30, 2020		14,634,056